Share Incentive Plan - Additional Information (Details)			1 Months Ended		12 Months Ended
	Oct. 20, 2017 $ / shares shares	Oct. 20, 2017 $ / shares ¥ / shares shares	Apr. 26, 2019 CNY (¥)	Aug. 31, 2017 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Aug. 24, 2018 shares	Oct. 31, 2017 shares	Oct. 20, 2017 ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense | ¥					¥ 3,851,000	¥ 288,763,000
Dividend payout ratio assumed					0.00%
Unrecognized share-based compensation expenses | ¥					¥ 14,083,000
Weighted average recognition period of unrecognized share-based compensation expenses					3 years 2 months 12 days
Directors and Management
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense | ¥				¥ 83,133,000
Additional Ordinary Shares | Directors and Management
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares issued for no consideration | shares				146,930
Additional Ordinary Shares | Independent Directors | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in exchange for services | ¥			¥ 1,100,000
2017 Share Incentive Plan | Additional Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant | shares							345,503	483,846
Common Stock, Capital Shares Reserved for Future Issuance | shares							829,349
Scheme I
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares	363,452	363,452
Exercise price | (per share)	$ 0.0047	$ 0.0047							¥ 0.0312
Number of shares exercised | shares						363,452
Allocated Share-based Compensation Expense | ¥						¥ 205,630,000
Scheme II
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares	66,053	66,053
Allocated Share-based Compensation Expense | ¥					¥ 2,751,000	¥ 0
Exercise price | (per share)	$ 84.75	$ 560.95
Scheme II | Vested on First Anniversary Grand Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage					10.00%
Scheme II | Vested on Over Next Three Years
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage					20.00%
Scheme II | Vested on Third Anniversary of Company IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage					30.00%
Scheme II | Vested on Fourth Anniversary of Company IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting percentage					40.00%